Financial Assets and Liabilities - Summary of Fair Value for Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Financial Assets	$ 294,846,664	$ 278,111,829
Liabilities:
Financial Liabilities	769,276,398	764,256,816
Debt [member]
Liabilities:
Financial Liabilities	754,916,938	746,672,069
Financial instruments, class [member]
Liabilities:
Financial Liabilities	14,359,460	17,584,747
Available for sale marketable securities and other short term investments [member]
Assets:
Financial Assets	59,120,676	54,857,157
Accounts receivable from subscribers, distributors, and other, net [member]
Assets:
Financial Assets	8,037,384	909,051
Pension plan assets [member]
Assets:
Financial Assets	227,688,604	222,345,621
Level 1 [member]
Assets:
Financial Assets	265,201,015	255,515,204
Liabilities:
Financial Liabilities	691,769,785	666,457,233
Level 1 [member] | Debt [member]
Liabilities:
Financial Liabilities	691,769,785	666,457,233
Level 1 [member] | Available for sale marketable securities and other short term investments [member]
Assets:
Financial Assets	46,682,657	41,463,511
Level 1 [member] | Pension plan assets [member]
Assets:
Financial Assets	218,518,358	214,051,693
Level 2 [member]
Assets:
Financial Assets	29,514,673	22,478,166
Liabilities:
Financial Liabilities	77,506,613	97,799,583
Level 2 [member] | Debt [member]
Liabilities:
Financial Liabilities	63,147,153	80,214,836
Level 2 [member] | Financial instruments, class [member]
Liabilities:
Financial Liabilities	14,359,460	17,584,747
Level 2 [member] | Available for sale marketable securities and other short term investments [member]
Assets:
Financial Assets	12,438,019	13,393,646
Level 2 [member] | Accounts receivable from subscribers, distributors, and other, net [member]
Assets:
Financial Assets	8,037,384	909,051
Level 2 [member] | Pension plan assets [member]
Assets:
Financial Assets	9,039,270	8,175,469
Level 3 [member]
Assets:
Financial Assets	130,976	118,459
Level 3 [member] | Pension plan assets [member]
Assets:
Financial Assets	$ 130,976	$ 118,459